Related Party Transactions (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 10, 2022	Sep. 12, 2022	Oct. 22, 2018	Oct. 05, 2018	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 05, 2023	May 12, 2022	Jan. 13, 2021	Mar. 18, 2019
Related Party Transactions (Details) [Line Items]
Common Stock, Shares, Outstanding						148,699,982		141,348,856	132,858,484
Promissory note issued						$ 24,000
Working Capital						$ 34,300		$ 15,200
Preferred stock, par value						$ 0.0001		$ 0.0001	$ 0.0001
Accounts receivables, net						$ 6,332	$ 1,632	$ 6,968	$ 1,142	$ 598
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Interest rate											2.00%
Sorrento [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses								3,800	4,000	2,300
Initial principal amount														$ 16,500
Interest rate				10.00%										10.00%
Advances in note payable				$ 25,000				27,500	6,600	13,700
Outstanding principal balance	$ 47,100								19,600
Accrued Interest	7,200								3,900
Promissory note issued				$ 21,700
Debt Instrument, Maturity Date				Aug. 31, 2026
Repayment of indebtedness			$ 21,700
Related party note payable, net	23,500								23,500
Related party receivable								1,800
Accounts receivables, net						3,200
Accounts Payble						$ 1,000
Sorrento [Member] | Promissory note [Member]
Related Party Transactions (Details) [Line Items]
Advances in note payable								0	8,100	10,300
Accrued Interest	5,100								3,100
Itochu [Member]
Related Party Transactions (Details) [Line Items]
Common Stock, Shares, Outstanding													34,889,868
Inventory purchased								$ 6,700	5,700	$ 1,000
Outstanding capital stock, percent										14.70%
Scilex Pharma [Member] | Sorrento [Member]
Related Party Transactions (Details) [Line Items]
Related party note payable, net					$ 35,000
Proceeds from Sale of Notes Receivable					$ 35,000
Working Capital	61,700								35,700
Repurchases of Notes	100,000								51,000
Litigation Fees	18,200								$ 6,000
Aardvark Asset Purchase Agreement [Member] | Sorrento [Member]
Related Party Transactions (Details) [Line Items]
Interest rate												2.66%
Related party note payable, net	$ 4,200
Debt Exchange Agreement [Member] | Sorrento [Member]
Related Party Transactions (Details) [Line Items]
Promissory note issued		$ 27,500
Preferred stock, par value		$ 0.0001
Debt Exchange Descriptions								the Aggregate Outstanding Amount plus the amount equal to 10% of the Aggregate Outstanding Amount divided by (ii) $11.00 (rounded up to the nearest whole share); provided, that in no event would the Aggregate Outstanding Amount exceed $ 310,000,000
Related party indebtedness converted into shares	29,057,097
Converted into common stock	2,905,710
Conversion of stock, amount	$ 290,600
Aggregate Outstanding Amount								$ 310,000,000
Warrant price per share (in Dollars per share)								$ 11
Aggregate outstanding amount equal percentage								10.00%